Capital Trust securities (Tables)	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Summary of Significant Terms and Conditions of Notes

The table below presents the significant terms and conditions of the Notes. As at October 31, 2018, we held $8 million in net long trading positions (2017: $2 million in net short trading positions) of the Notes.

$ millions, as at October 31						2018	2017
				Earliest redemption dates		Principal amount
	Issue date	Interest payment dates	Yield	At greater of Canada Yield Price and par (1)	At par
Series A	March 13, 2009	June 30, December 31	9.976%	June 30, 2014	June 30, 2019	$1,300	$1,300
Series B	March 13, 2009	June 30, December 31	10.250%	June 30, 2014	June 30, 2039	300	300
						$1,600	$1,600

(1)

Canada Yield Price: a price calculated at the time of redemption (other than an interest rate reset date applicable to the series) to provide a yield to maturity equal to the yield on a Government of Canada bond of appropriate maturity plus: (i) for the CIBC Tier 1 Notes – Series A, (a) 1.735% if the redemption date is any time prior to June 30, 2019, or (b) 3.475% if the redemption date is any time on or after June 30, 2019; and (ii) for the CIBC Tier 1 Notes – Series B, (a) 1.645% if the redemption date is any time prior to June 30, 2039, or (b) 3.29% if the redemption date is any time on or after June 30, 2039.